Segment information (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Segment information
Revenues	$ 398,331	$ 314,596	$ 271,142
Revenues | Customers | External customers with individual turnover over 10%
Segment information
Concentration of risk (as a percent)	10.00%
Revenues	206,253	147,961	128,230
Revenues | Customers | External customers with individual turnover over 5%
Segment information
Concentration of risk (as a percent)	5.00%
Revenues	$ 269,021	$ 219,329	$ 192,068